Finance costs and fair value change in derivative instruments - Summary of Detailed Information About Finance Cost and Fair Value Change in Derivative Instruments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Interest expense	₨ 35,667	$ 470	₨ 34,988	₨ 32,913
Bank charges	625	8	428	411
Option premium amortisation	2,327	31	1,773	1,119
Loss on fair value changes on derivative instruments	1,629	21
Unwinding of discount on provisions	778	10	745	524
Unamortised ancillary borrowing cost written off	686	9	347	520
Total	₨ 41,712	$ 550	₨ 38,281	₨ 35,487